Employee Defined Benefit Obligations - Summary of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Change in discount rate by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ (19.6)	$ (18.9)
Decrease	$ 20.3	19.6
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in pre-retirement inflation rate by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 5.6	5.7
Decrease	$ (5.3)	(5.5)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in salary growth by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 1.2	1.0
Decrease	$ (1.2)	(1.0)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in pension increase assumption by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 12.9	10.5
Decrease	$ (12.3)	(9.2)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in one year in the life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 13.3	11.8
Decrease	$ (13.3)	$ (11.8)